Trade Receivables and Accrued Income - Summary of Trade Receivables and Accrued Income (Detail) - Trade receivables and accrued income [member] - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables And Accrued Income [line items]
Receivables from subscribers	₺ 2,090,242	₺ 1,647,236
Accounts and notes receivable	745,442	555,436
Undue assigned contracted receivables	298,291	271,306
Trade receivables and accrued revenue	₺ 3,133,975	₺ 2,473,978